SCHEDULE OF SALES AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales and Marketing expenses	$ 3,481	$ 3,058
Stock Based Compensation [Member]
Sales and Marketing expenses	266	1,517
Professional Fees [Member]
Sales and Marketing expenses	$ 3,215	$ 1,541